Contributed Equity - Summary of Contributed Equity (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contributed Equity [Line Items]
Fair value upon issuance of investor options	$ 3,444
Placement and Institutional Offer
Contributed Equity [Line Items]
Shares issuance cost			$ 4,531
September 2023
Contributed Equity [Line Items]
Shares issuance cost		$ 4,765
June 2024
Contributed Equity [Line Items]
Shares issuance cost		$ 8,904
July 2024
Contributed Equity [Line Items]
Shares issuance cost	2,829
Investor Options
Contributed Equity [Line Items]
Fair value upon issuance of investor options	$ 3,444